Average Annual Total Returns - Rainier International Discovery Series	Mar. 01, 2021
MSCI AC World ex US Small Cap Index (reflect no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.24%
5 Years	9.37%
Since Inception	7.69%	[1]
Inception Date	Mar. 28, 2012
CLASS I
Average Annual Return:
1 Year	41.43%
5 Years	13.97%
Since Inception	14.93%	[1]
Inception Date	Mar. 28, 2012
CLASS I | After Taxes on Distributions
Average Annual Return:
1 Year	41.01%
5 Years	13.92%
Since Inception	14.71%	[1]
Inception Date	Mar. 28, 2012
CLASS I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	25.06%
5 Years	11.31%
Since Inception	12.51%	[1]
Inception Date	Mar. 28, 2012
CLASS S
Average Annual Return:
1 Year	41.08%
5 Years	13.66%
Since Inception	14.65%	[1]
Inception Date	Mar. 28, 2012
CLASS Z
Average Annual Return:
1 Year	41.57%
5 Years	14.07%
Since Inception	14.98%	[1]
Inception Date	Mar. 28, 2012
CLASS W
Average Annual Return:
1 Year	42.91%
5 Years	14.40%
Since Inception	15.17%	[1]
Inception Date	Mar. 28, 2012

[1]	Performance numbers for the Series and the index are calculated from March 28, 2012, the inception date of the Institutional Shares of the Predecessor Fund.